Indebtedness (Schedule Of Debt Repurchases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended								12 Months Ended
	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Dec. 31, 2011 7 3/4% Senior Notes Due 2013 [Member]	Dec. 31, 2010 7 3/4% Senior Notes Due 2013 [Member]	Dec. 31, 2010 7 3/4% Senior Notes Due 2013 [Member] Parent Company [Member]	Dec. 31, 2011 7 3/4% Senior Notes Due 2013 [Member] Parent Company [Member]	Dec. 31, 2009 7 3/4% Senior Notes Due 2013 [Member] Parent Company [Member]	Dec. 31, 2011 7% Senior Notes Due 2013 [Member]	Dec. 31, 2010 7% Senior Notes Due 2013 [Member]	Dec. 31, 2010 7% Senior Notes Due 2013 [Member] Parent Company [Member]	Dec. 31, 2009 7% Senior Notes Due 2013 [Member] Parent Company [Member]	Dec. 31, 2011 7% Senior Notes Due 2013 [Member] Parent Company [Member]	Dec. 31, 2011 7 1/8% Senior Notes Due 2017 [Member]	Dec. 31, 2010 7 1/8% Senior Notes Due 2017 [Member]	Dec. 31, 2011 7 1/8% Senior Notes Due 2017 [Member] Parent Company [Member]	Dec. 31, 2010 7 1/8% Senior Notes Due 2017 [Member] Parent Company [Member]	Dec. 31, 2009 7 1/8% Senior Notes Due 2017 [Member] Parent Company [Member]	Dec. 31, 2011 8 1/8% Senior Notes Due 2015 [Member]	Dec. 31, 2010 8 1/8% Senior Notes Due 2015 [Member]	Dec. 31, 2011 8 1/8% Senior Notes Due 2015 [Member] Parent Company [Member]	Dec. 31, 2010 8 1/8% Senior Notes Due 2015 [Member] Parent Company [Member]	Dec. 31, 2009 8 1/8% Senior Notes Due 2015 [Member] Parent Company [Member]	Dec. 31, 2011 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Dec. 31, 2010 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Apr. 30, 2004 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Dec. 31, 2011 8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member]	Dec. 31, 2010 8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member]	Dec. 31, 2011 8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member] Parent Company [Member]	Dec. 31, 2010 8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member] Parent Company [Member]	Dec. 31, 2009 8.65% Junior Subordinated Deferrable Interest Debentures Due 2027 [Member] Parent Company [Member]
Debt Instrument [Line Items]
Principal amounts repurchased	$ 77,569	$ 76,846	$ 42,055			$ 5,500					$ 27,200	$ 35,555				$ 54,860	$ 22,000				$ 21,359	$ 20,000							$ 1,350	$ 2,146	$ 6,500
Interest rate				7.75%	7.75%	7.75%	7.75%	7.75%	7.00%	7.00%	7.00%	7.00%	7.00%	7.125%	7.125%	7.125%	7.125%	7.125%	8.125%	8.125%	8.125%	8.125%	8.125%	3.75%	3.75%	3.75%	8.65%	8.65%	8.65%	8.65%	8.65%